Trading Activities and Related Risks (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 MF Global	Dec. 16, 2011 MF Global	Dec. 31, 2011 U.S. Treasury bills
Trading Activities and Related Risks
Required margin and good faith deposits with the FCMs and interbank market makers, low end of the range (as a percent)	5.00%
Required margin and good faith deposits with the FCMs and interbank market makers, high end of the range (as a percent)	35.00%
Fair value of securities held to satisfy required margin and good faith deposits with the FCMs and interbank market makers					$ 66,744,630	[1]
Securities held to satisfy required margin and good faith deposits with the FCMs and interbank market makers, as a percentage of net asset value					8.35%	[1]
Cash deposited with FCMs and interbank market makers	94,093,764	27,781,186
Cash deposited with FCMs and interbank market makers, as a percentage of net asset value	14.80%	3.50%
Carrying value of claim purchased by the General Partner				12,400,000
Estimated net realizable value of claim at which it was purchased by the General Partner				7,400,000
Additional payment made by the General Partner to purchase claim in excess of the estimated net realizable value, to protect its reputation			5,000,000
Term of goodwill established by the General Partner in the business of partnership	23 years
Realized loss on sale of claim to the General Partner			5,000,000
Recovery of a loss on bad debts resulting from additional payment received towards the sale of claim			$ 5,000,000

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.